UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Salomon Brothers High Yield Bond Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Salomon Brothers High Yield Bond Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$150,642,357
Cash	294,861
Collateral for securities loaned	23,999,527
Interest receivable	3,095,083
Subscriptions receivable	247,178
Receivable for investments sold	630,207

Total assets	178,909,213

LIABILITIES:
Due to investment adviser	135,820
Payable upon return of securities loaned	23,999,527
Redemptions payable	397,759
Payable for investments purchased	4,075,455

Total liabilities	28,608,561

NET ASSETS	$150,300,652

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,513,597
Additional paid-in capital	152,065,194
Net unrealized depreciation on investments	(3,271,623)
Undistributed net investment income	302,339
Accumulated net realized loss on investments	(308,855)

NET ASSETS	$150,300,652

NET ASSET VALUE PER OUTSTANDING SHARE	$9.93
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	15,135,970

(1) Cost of investments in securities:	$153,913,980

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$5,636,010
Income from securities lending	80,363

Total income	5,716,373

EXPENSES:
Management fees	797,233

NET INVESTMENT INCOME	4,919,140

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(242,897)
Change in net unrealized depreciation on investments	(2,073,561)

Net realized and unrealized loss on investments	(2,316,458)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,602,682

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,919,140	$8,262,211
Net realized gain (loss) on investments	(242,897)	1,111,527
Change in net unrealized depreciation on investments	(2,073,561)	(5,871,377)

Net increase in net assets resulting from operations	2,602,682	3,502,361

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,643,751)	(8,239,186)
From net realized gains	0	(1,456,481)

Total distributions	(4,643,751)	(9,695,667)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	45,629,442	69,362,216
Reinvestment of distributions	4,643,751	9,695,667
Redemptions of shares	(28,106,387)	(60,704,250)

Net increase in net assets resulting from share transactions	22,166,806	18,353,633

Total increase in net assets	20,125,737	12,160,327

NET ASSETS:
Beginning of period	130,174,915	118,014,588

End of period (1)	$150,300,652	$130,174,915
	0	0
OTHER INFORMATION:

SHARES:
Sold	4,460,623	6,650,021
Issued in reinvestment of distributions	471,926	955,875
Redeemed	(2,747,941)	(5,826,127)

Net increase	2,184,608	1,779,769

(1) Including undistributed net investment income	$302,339	$26,950

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,		Period Ended December 31,
	June 30, 2006		2005	2004	2003 +
	UNAUDITED

Net Asset Value, Beginning of Period	$10.05		$10.56	$10.54	$10.00

Income from Investment Operations

Net investment income	0.33		0.66	0.71	0.29
Net realized and unrealized gain (loss)	(0.14)		(0.39)	0.24	0.60

Total Income From Investment Operations	0.19		0.27	0.95	0.89

Less Distributions

From net investment income	(0.31)		(0.66)	(0.71)	(0.28)
From net realized gains	0.00		(0.12)	(0.22)	(0.07)

Total Distributions	(0.31)		(0.78)	(0.93)	(0.35)

Net Asset Value, End of Period	$9.93		$10.05	$10.56	$10.54

Total Return	1.97%		2.61%	9.36%	8.90%

Net Assets, End of Period ($000)	$150,301		$130,175	$118,015	$128,029

Ratio of Expenses to Average Net Assets	1.10%	*	1.10%	1.10%	1.10%

Ratio of Net Investment Income to Average Net Assets	6.78%	*	6.50%	6.10%	5.18%

Portfolio Turnover Rate	35.85%		50.80%	179.98%	110.88%

+ The portfolio commenced operations on May 21, 2003.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

BONDS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.92%
430,000 Alliant Techsystems Inc 413,875
Senior Subordinated Notes
6.750% April 1, 2016
770,000 DRS Technologies Inc 744,975
Senior Notes
6.625% February 1, 2016
275,000 L-3 Communications Corp 279,125
Bonds
7.625% June 15, 2012
105,000 L-3 Communications Corp 97,913
Senior Subordinated Notes
5.875% January 15, 2015
875,000 Sequa Corp 923,125
Senior Notes
9.000% August 1, 2009
430,000 TransDigm Inc # 427,850
Subordinated Notes
7.750% July 15, 2014

$2,886,863

AGRICULTURE --- 0.28%
425,000 Hines Nurseries Inc 408,000
Company Guaranteed Notes
10.250% October 1, 2011
$408,000

AIRLINES --- 0.76%
225,000 American Airlines Inc 225,281
Pass Thru Certificates
7.800% October 1, 2006
570,000 Continental Airlines Inc ^^ 568,553
Pass Thru Certificates
7.568% December 1, 2006
334,946 United Air Lines Inc ** 341,645
Pass Thru Certificates
8.030% July 1, 2011
$1,135,479

AUTO PARTS & EQUIPMENT --- 1.23%
405,000 CSK Auto Inc 405,000
Company Guaranteed Notes
7.000% January 15, 2014
60,000 Commercial Vehicle Group Inc 57,450
Company Guaranteed Notes
8.000% July 1, 2013
355,000 Keystone Automotive Operations Inc 335,475
Senior Subordinated Notes

9.750% November 1, 2013
277,000 TRW Automotive Inc ^^ 302,623
Senior Subordinated Notes
11.000% February 15, 2013
800,000 Visteon Corp ^^ 748,000
Senior Notes
8.250% August 1, 2010
$1,848,548

AUTOMOBILES --- 2.41%
290,000 Asbury Automotive Group Inc 287,100
Company Guaranteed Notes
9.000% June 15, 2012
400,000 Ford Motor Co 319,000
Debentures
8.900% January 15, 2032
2,565,000 Ford Motor Co 1,853,213
Notes
7.450% July 16, 2031
375,000 General Motors Corp 295,313
Senior Debentures
8.250% July 15, 2023
1,070,000 General Motors Corp ^^ 861,350
Debentures
8.375% July 15, 2033
$3,615,976

BROADCAST/MEDIA --- 8.64%
923,000 CCH I LLC 807,625

Secured Notes
11.000% October 1, 2015
120,000 CMP Susquehanna Corp # 111,600
Senior Subordinated Notes
9.875% May 15, 2014
1,000,000 CSC Holdings Inc 1,017,500
Senior Notes
8.125% July 15, 2009
190,000 CSC Holdings Inc 188,100
Debentures
7.625% July 15, 2018
45,000 CSC Holdings Inc 44,888
Debentures
7.875% February 15, 2018
220,000 CSC Holdings Inc # 212,300
Senior Notes
6.750% April 15, 2012
603,000 CanWest Media Inc 596,970
Company Guaranteed Notes
8.000% September 15, 2012
240,000 Charter Communications Holdings LLC 184,800
Senior Notes
8.625% April 1, 2009
110,000 Charter Communications Holdings LLC 86,900
Senior Notes
10.750% October 1, 2009
250,000 Charter Communications Holdings LLC 192,500
Senior Notes
9.625% November 15, 2009

1,030,000 Charter Communications Holdings II ^^ 1,032,575
Senior Notes
10.250% September 15, 2010
250,000 Charter Communications Operating LLC # 250,313
Senior Notes
8.375% April 30, 2014
325,000 DirecTV 299,813
Senior Notes
6.375% June 15, 2015
655,000 DirecTV 686,113
Senior Notes
8.375% March 15, 2013
1,100,000 EchoStar DBS Corp 1,034,000
Company Guaranteed Notes
6.625% October 1, 2014
40,000 EchoStar DBS Corp # 38,500
Company Guaranteed Notes
7.125% February 1, 2016
180,000 EchoStar DBS Corp ++ 182,250
Senior Notes
7.220% October 1, 2008
330,000 Hughes Network Systems LLC/HNS Finance Corp # ^^ 323,400
Senior Notes
9.500% April 15, 2014
250,000 Insight Communications Co Inc + 264,375
Step Bond 0% - 12.250%
9.040% February 15, 2011
250,000 Kabel Deutschland GmbH # 263,750
Company Guaranteed Notes

10.625% July 1, 2014
610,000 LodgeNet Entertainment Corp 649,650
Senior Subordinated Debentures
9.500% June 15, 2013
195,000 Mediacom Broadband LLC 205,969
Company Guaranteed Bonds
11.000% July 15, 2013
50,000 Mediacom Broadband LLC ^^ 48,000
Senior Notes
8.500% October 15, 2015
650,000 Radio One Inc 594,750
Company Guaranteed Notes
6.375% February 15, 2013
210,000 Rainbow National Services LLC # 220,500
Senior Notes
8.750% September 1, 2012
415,000 Rainbow National Services LLC # 459,613
Senior Subordinated Debentures
10.375% September 1, 2014
1,290,000 Rogers Cable Inc 1,228,725
Secured Notes
6.750% March 15, 2015
815,000 Sinclair Broadcast Group Inc 827,225
Company Guaranteed Notes
8.000% March 15, 2012
400,000 Videotron Ltee 365,000
Notes
6.375% December 15, 2015
160,000 XM Satellite Radio Inc # ++ 146,800

Senior Notes
11.380% May 1, 2013
500,000 XM Satellite Radio Inc # ^^ 457,500
Senior Notes
9.750% May 1, 2014
$13,022,004

BUILDING MATERIALS --- 1.42%
370,000 Associated Materials Inc 368,150
Company Guaranteed Notes
9.750% April 15, 2012
805,000 Associated Materials Inc + ^^ 485,013
Step Bond 0% - 11.250%
14.720% March 1, 2014
295,000 NTK Holdings Inc + 213,506
Step Bond 0% - 10.750%
5.010% March 1, 2014
1,030,000 Nortek Inc ^^ 996,525
Senior Subordinated Notes
8.500% September 1, 2014
80,000 US Concrete Inc # 78,608
Senior Subordinated Notes
8.375% April 1, 2014
$2,141,802

CHEMICALS --- 2.45%
200,000 ARCO Chemical Co 235,000
Debentures
9.800% February 1, 2020

500,000 Equistar Chemicals LP 536,875
Senior Notes
10.625% May 1, 2011
303,000 Huntsman International LLC 307,545
Senior Notes
10.125% July 1, 2009
250,000 Huntsman International LLC # ++ 234,375
Senior Subordinated Notes
8.940% January 1, 2015
425,000 Innophos Inc 418,625
Senior Subordinated Notes
8.875% August 15, 2014
505,000 Lyondell Chemical Co 547,925
Secured Notes
11.125% July 15, 2012
500,000 Millennium America Inc 512,500
Company Guaranteed Notes
9.250% June 15, 2008
765,000 Montell Finance Co BV # ^^ 692,325
Company Guaranteed Notes
8.100% March 15, 2027


225,000 Westlake Chemical Corp 207,844
Company Guaranteed Notes
6.625% January 15, 2016

$3,693,014

COMMUNICATIONS - EQUIPMENT --- 0.79%
1,400,000 Lucent Technologies Inc 1,190,000
Debentures
6.450% March 15, 2029
$1,190,000

COMPUTER HARDWARE & SYSTEMS --- 0.22%
350,000 Activant Solutions Inc # 338,625
Senior Subordinated Notes
9.500% May 1, 2016
$338,625

COMPUTER SOFTWARE & SERVICES --- 1.34%
175,000 SunGard Data Systems Inc # 181,563
Senior Unsecured Notes
9.125% August 15, 2013
970,000 SunGard Data Systems Inc # ^^ 1,002,738
Senior Subordinated Notes
10.250% August 15, 2015
520,000 UGS Capital Corp II # ++ 514,800
Senior Notes
.930% June 1, 2011
300,000 UGS Corp 322,500
Company Guaranteed Notes
10.000% June 1, 2012
$2,021,601

CONTAINERS --- 2.85%
500,000 Berry Plastics Corp 541,250
Company Guaranteed Bonds
10.750% July 15, 2012
725,000 Graham Packaging Co Inc ^^ 717,750
Subordinated Notes
9.875% October 15, 2014
250,000 Graphic Packaging International Corp ^^ 249,375
Senior Notes
8.500% August 15, 2011
500,000 Graphic Packaging International Corp ^^ 495,000
Senior Notes
9.500% August 15, 2013
1,250,000 Owens-Brockway Glass Containers Inc 1,287,500
Company Guaranteed Notes
8.875% February 15, 2009
325,000 Plastipak Holdings Inc # 325,000
Senior Notes
8.500% December 15, 2015
50,000 Pliant Corp ** ^^ 52,750
Secured Notes
11.125% September 1, 2009


665,000 Smurfit - Stone Container Enterprises Inc 628,425
Senior Notes

8.375% July 1, 2012
$4,297,050

COSMETICS & PERSONAL CARE --- 0.27%
172,000 Jafra Cosmetics 184,470
Company Guaranteed Notes
10.750% May 15, 2011
215,000 Playtex Products Inc 222,525
Secured Notes
8.000% March 1, 2011
$406,995

DISTRIBUTORS --- 0.13%
200,000 Buhrmann US Inc 197,500
Senior Subordinated Notes
7.875% March 1, 2015
$197,500

ELECTRIC COMPANIES --- 2.98%
840,000 Allegheny Energy Supply Co LLC # 892,500
Bonds
8.250% April 15, 2012
400,000 Edison Mission Energy 404,000
Senior Notes
7.730% June 15, 2009
90,000 Edison Mission Energy # 88,200
Senior Notes
7.500% June 15, 2013
480,000 Edison Mission Energy # 471,600

Senior Notes
7.750% June 15, 2016
325,000 Inergy LP/Inergy Finance Corp 302,250
Senior Notes
6.875% December 15, 2014
680,836 Midwest Generation LLC 714,878
Pass Thru Certificates
8.560% January 2, 2016
565,000 Mirant Americas General LLC ^^ 548,050
Senior Notes
9.125% May 1, 2031
890,000 Mission Energy Holding Co ^^ 992,350
Secured Notes
13.500% July 15, 2008
70,000 Nevada Power Co 69,626
Mortgage Notes
6.500% April 15, 2012
$4,483,454

ELECTRONICS - SEMICONDUCTOR --- 0.96%
340,000 Amkor Technology Inc 322,150
Senior Notes
9.250% June 1, 2016
615,000 Amkor Technology Inc 566,569
Convertible
2.500% May 15, 2011
680,000 Magnachip Semiconductor ^^ 564,400
Senior Subordinated Notes
8.000% December 15, 2014

$1,453,119

FINANCIAL SERVICES --- 7.34%
325,000 Alamosa Delaware Inc 355,875
Company Guaranteed Bonds
11.000% July 31, 2010
750,000 Alamosa Delaware Inc + 796,875
Step Bond 0% - 12.000%
8.230% July 31, 2009
400,000 BCP Crystal US Holdings 434,000
Senior Subordinated Notes
9.625% June 15, 2014
150,600 CitiSteel USA Inc # 150,000
Secured Notes
15.000% October 1, 2010
180,000 CitiSteel USA Inc ++ 185,850
Notes
15.000% September 1, 2010
260,000 Ford Motor Credit Co 223,766
Notes
7.000% October 1, 2013
300,000 Ford Motor Credit Co 276,748
Notes
7.875% June 15, 2010
521,000 Ford Motor Credit Co # ++ 522,787
Senior Unsecured Notes
10.490% June 15, 2011
4,110,000 General Motors Acceptance Corp 3,950,301
Bonds

8.000% November 1, 2031
960,000 General Motors Acceptance Corp 904,482
Notes
6.875% August 28, 2012
750,000 H&E Equipment Services LLC/H&E Finance Corp 828,218
Company Guaranteed Notes
11.125% June 15, 2012
625,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC 632,813
Secured Notes
9.000% July 15, 2014
575,000 JSG Funding PLC 592,250
Senior Notes
9.625% October 1, 2012
1,234,000 TRAINS HY-2006-1 # ^^ 1,209,320
Secured Notes
7.548% May 1, 2016
$11,063,285

FOOD & BEVERAGES --- 1.08%
625,000 Del Monte Corp 579,688
Company Guaranteed Bonds
6.750% February 15, 2015
450,000 Dole Food Co Inc 402,750
Company Guaranteed Notes
7.250% June 15, 2010
165,000 Dole Food Co Inc 157,575
Senior Notes
8.625% May 1, 2009
500,000 Pinnacle Foods Holding 491,250

Senior Subordinated Notes
8.250% December 1, 2013
$1,631,263

FOREIGN GOVERNMENTS --- 3.82%
100,000 Government of Argentina ** 34,982
EUR Bonds
9.250% October 21, 2049
90,000 Government of Argentina ** 32,681
EUR Unsubordinated Notes
8.125% April 21, 2008
90,753 Government of Argentina ** 32,502
EUR Bonds
7.500% May 23, 2049
50,000 Government of Argentina ** 18,124
EUR Unsubordinated Notes
9.000% June 20, 2049
50,000 Government of Argentina ** 17,587
EUR Unsubordinated Notes
8.000% February 26, 2008
100,000 Government of Argentina ** 18,048
EUR Bonds
12.000% September 19, 2016
75,000 Government of Argentina ** 26,860
EUR Bonds
9.250% July 20, 2049
75,000 Government of Argentina + 27,188
Step Bond 1.330% - 5.250%
8.840% December 31, 2038

157,500 Government of Argentina ++ 148,860
Bonds
4.889% August 3, 2012
75,000 Government of Argentina ++ 6,608
Notes
8.420% December 15, 2035
50,000 Government of Argentina ~ 5,340
EUR Zero Coupon
9.640% December 15, 2035
155,000 Government of Brazil 170,113
Notes
8.750% February 4, 2025
50,000 Government of Brazil 52,500
Bonds
8.250% January 20, 2034
800,000 Government of Brazil 844,000
Notes
8.000% January 15, 2018
50,000 Government of Chile 48,875
Bonds
5.500% January 15, 2013
115,000 Government of Chile 120,750
Notes
7.125% January 11, 2012
25,000 Government of Colombia 25,313
Bonds
8.125% May 21, 2024
225,000 Government of Colombia 277,313
Bonds

10.375% January 28, 2033
95,000 Government of Ecuador + 91,200
Step Bond 4.000% - 10.000%
10.440% August 15, 2030
85,000 Government of El Salvador 89,250
Bonds
7.750% January 24, 2023
20,000 Government of El Salvador 20,750
Bonds
8.250% April 10, 2032
25,000 Government of Malaysia 26,639
Bonds
7.500% July 15, 2011
150,000 Government of Malaysia 161,267
Notes
8.750% June 1, 2009
455,000 Government of Mexico 460,688
Global Notes
6.625% March 3, 2015
175,000 Government of Mexico 195,125
Notes
8.000% September 24, 2022
297,000 Government of Mexico 297,743
Notes
6.375% January 16, 2013
235,000 Government of Mexico 265,550
Notes
8.125% December 30, 2019
50,000 Government of Panama 50,500

Notes
7.250% March 15, 2015
100,000 Government of Panama 118,000
Global Bonds
9.375% April 1, 2029
100,000 Government of Peru 96,000
Bonds
7.350% July 21, 2025
20,000 Government of Peru 21,600
Global Bonds
8.375% May 3, 2016
110,000 Government of Peru 121,550
Global Notes
9.125% February 21, 2012
24,000 Government of Peru 26,700
Bonds
8.750% November 21, 2033
59,250 Government of Peru + 56,732
Step Bond 4.000% - 5.000%
1.370% March 7, 2017
67,900 Government of Peru ++ 64,675
Collateralized Notes
5.860% March 7, 2017
44,444 Government of Russia 46,160
Unsubordinated Notes
8.250% March 31, 2010
740,000 Government of Russia + 787,582
Step Bond 2.250% - 7.500%
6.390% March 31, 2030

25,000 Government of South Africa 26,813
Notes
9.125% May 19, 2009
65,000 Government of South Africa 64,838
Notes
6.500% June 2, 2014
50,000 Government of Turkey 44,625
Notes
7.000% June 5, 2020
75,000 Government of Turkey 102,469
Senior Unsubordinated Notes
11.875% January 15, 2030
54,000 Government of Turkey 61,695
Notes
11.500% January 23, 2012
43,000 Government of Turkey 38,700
Notes
7.375% February 5, 2025
125,000 Government of Turkey 117,344
Notes
7.250% March 15, 2015
45,000 Government of Turkey 48,150
Notes
9.500% January 15, 2014
17,000 Government of Turkey 19,380
Notes
11.000% January 14, 2013
40,000 Government of Turkey ^^ 37,600
Notes

8.000% February 14, 2034
16,000 Government of Venezuela 15,680
Notes
7.650% April 21, 2025
37,000 Government of Venezuela 32,745
Bonds
5.750% February 26, 2016
165,000 Government of Venezuela 196,845
Global Notes
10.750% September 19, 2013
50,000 Government of Venezuela 47,250
Unsubordinated Notes
5.375% August 7, 2010
$5,759,489

GOLD, METALS & MINING --- 1.10%
375,000 Alpha Natural Resources LLC 401,250
Company Guaranteed Notes
10.000% June 1, 2012
450,000 IMCO Recycling Inc 486,000
Senior Notes
10.375% October 15, 2010
380,000 International Coal Group Inc # 379,525
Senior Notes
10.250% July 15, 2014
375,000 Rathgibson Inc # 386,250
Senior Notes
11.250% February 15, 2014
$1,653,025

HEALTH CARE RELATED --- 5.01%
450,000 AmeriPath Inc 471,938
Company Guaranteed Notes
10.500% April 1, 2013
515,000 Community Health Systems Inc 488,606
Senior Subordinated Notes
6.500% December 15, 2012
900,000 DaVita Inc 864,000
Senior Subordinated Notes
7.250% March 15, 2015
250,000 HCA Inc 236,247
Notes
7.690% June 15, 2025
225,000 HCA Inc 208,474
Notes
6.375% January 15, 2015
700,000 HCA Inc 613,057
Debentures
7.050% December 1, 2027
435,000 HCA Inc 360,491
Debentures
7.500% November 15, 2095
500,000 IASIS Healthcare 490,000
Senior Subordinated Notes
8.750% June 15, 2014
590,000 Leiner Health Products Inc 558,288
Senior Subordinated Notes
11.000% June 1, 2012

300,000 Psychiatric Solutions Inc 293,625
Company Guaranteed Notes
7.750% July 15, 2015
259,000 Psychiatric Solutions Inc 282,310
Senior Subordinated Notes
10.625% June 15, 2013
1,830,000 Tenet Healthcare Corp 1,830,000
Senior Notes
9.875% July 1, 2014
275,000 Tenet Healthcare Corp # 270,188
Senior Notes
9.125% February 1, 2015
600,000 Triad Hospitals Inc 583,500
Senior Subordinated Notes
7.000% November 15, 2013
$7,550,724

HOMEBUILDING --- 1.50%
55,000 Beazer Homes USA Inc 50,050
Company Guaranteed Notes
6.875% July 15, 2015
500,000 Beazer Homes USA Inc # ^^ 480,625
Senior Notes
8.125% June 15, 2016
595,000 DR Horton Inc 626,019
Company Guaranteed Bonds
8.500% April 15, 2012
345,000 K Hovnanian Enterprises Inc 319,988
Company Guaranteed Notes

7.500% May 15, 2016
790,000 K Hovnanian Enterprises Inc ^^ 784,075
Senior Notes
8.625% January 15, 2017
$2,260,757

HOTELS/MOTELS --- 2.63%
550,000 Gaylord Entertainment Co 515,625
Senior Notes
6.750% November 15, 2014
450,000 Hilton Hotels Corp 463,873
Notes
7.625% December 1, 2012
720,000 Inn of the Mountain Gods 765,000
Senior Notes
12.000% November 15, 2010
425,000 Las Vegas Sands Corp 394,188
Senior Notes
6.375% February 15, 2015
800,000 MGM Mirage Inc 770,000
Senior Notes
6.750% September 1, 2012
525,000 Starwood Hotels & Resorts Worldwide Inc 547,969
Company Guaranteed Notes
7.875% May 1, 2012
500,000 Turning Stone Casino Resort Enterprise # 505,000
Senior Notes
9.125% December 15, 2010
$3,961,655

HOUSEHOLD GOODS --- 1.33%
55,000 American Greetings Corp 55,275
Senior Unsecured Notes
7.375% June 1, 2016
950,000 Norcraft Holdings + 769,500
Step Bond 0% - 9.750%
9.830% September 1, 2012
500,000 Sealy Mattress Co ^^ 500,000
Senior Subordinated Notes
8.250% June 15, 2014
50,000 Simmons Bedding Co + 33,250
Step Bond 0% - 10.000%
10.990% December 15, 2014
225,000 Simmons Bedding Co ^^ 210,375
Senior Subordinated Notes
7.875% January 15, 2014
16,000 Spectrum Brands Inc 13,000
Company Guaranteed Notes
7.375% February 1, 2015


485,000 Spectrum Brands Inc ^^ 414,675
Company Guaranteed Notes
8.500% October 1, 2013
$1,996,075

INDEPENDENT POWER PRODUCTS --- 1.66%
775,000 AES China Generating Co Ltd 766,646
Bonds
8.250% June 26, 2010
225,000 NRG Energy Inc 219,375
Company Guaranteed Notes
7.250% February 1, 2014
1,555,000 NRG Energy Inc 1,516,125
Company Guaranteed Notes
7.375% February 1, 2016
$2,502,146

INSURANCE RELATED --- 1.10%
660,000 Crum & Forster Holdings Corp 671,550
Senior Notes
10.375% June 15, 2013
375,000 Vanguard Health Holding I + 264,375
Step Bond 0% - 11.250%
11.130% October 1, 2015
725,000 Vanguard Health Holding Co II 723,188
Senior Subordinated Notes
9.000% October 1, 2014
$1,659,113

INVESTMENT BANK/BROKERAGE FIRM --- 0.27%
85,000 E*TRADE Financial Corp 85,000
Senior Notes
7.375% September 15, 2013

315,000 E*TRADE Financial Corp 322,875
Senior Unsecured Notes
7.875% December 1, 2015
$407,875

LEISURE & ENTERTAINMENT --- 4.14%
85,000 AMC Entertainment Inc 87,338
Company Guaranteed Notes
8.625% August 15, 2012
885,000 AMC Entertainment Inc ^^ 946,950
Company Guaranteed Notes
11.000% February 1, 2016
325,000 Boyd Gaming Corp 308,344
Senior Subordinated Notes
6.750% April 15, 2014
500,000 Herbst Gaming Inc 503,750
Senior Subordinated Notes
8.125% June 1, 2012
230,000 Kerzner International Ltd ^^ 240,063
Senior Subordinated Notes
6.750% October 1, 2015
950,000 Mohegan Tribal Gaming 925,063
Senior Subordinated Notes
6.375% July 15, 2009
375,000 Mohegan Tribal Gaming ^^ 381,094
Senior Subordinated Notes
8.000% April 1, 2012
550,000 Penn National Gaming Inc 512,875
Senior Subordinated Notes

6.750% March 1, 2015
500,000 Pinnacle Entertainment Inc 501,250
Senior Subordinated Notes
8.250% March 15, 2012
60,000 River Rock Entertainment Authority ^^ 63,150
Senior Notes
9.750% November 1, 2011
575,000 Seneca Gaming Corp 557,031
Senior Notes
7.250% May 1, 2012
975,000 Station Casinos Inc 906,750
Senior Subordinated Notes
6.500% February 1, 2014
300,000 Tunica Biloxi Gaming Authority # 307,500
Senior Unsecured Notes
9.000% November 15, 2015
$6,241,158

MACHINERY --- 0.92%
800,000 Case New Holland Inc 842,000
Senior Notes
9.250% August 1, 2011
300,000 Nell AF SARL # ^^ 288,375
Senior Notes
8.375% August 15, 2015
234,000 Terex Corp 248,163
Company Guaranteed Notes
10.375% April 1, 2011
$1,378,538

MANUFACTURING --- 1.41%
225,000 Blount Inc 223,875
Senior Subordinated Notes
8.875% August 1, 2012
240,000 Jacuzzi Brands Inc 253,500
Secured Notes
9.625% July 1, 2010
210,000 Koppers Inc 225,225
Company Guaranteed Notes
9.875% October 15, 2013
625,000 Metals USA Inc # 684,375
Secured Notes
11.125% December 1, 2015
450,000 Mueller Group Inc 483,750
Senior Subordinated Notes
10.000% May 1, 2012
170,000 Nutro Products Inc # 174,888
Senior Subordinated Notes
10.750% April 15, 2014


80,000 Nutro Products Inc # ++ 81,500
Senior Notes
8.720% October 15, 2013
$2,127,113

MISCELLANEOUS --- 0.25%
300,000 Invensys PLC # 325,500
Senior Notes
9.875% March 15, 2011
50,000 UCAR Finance Inc 52,750
Company Guaranteed Bonds
10.250% February 15, 2012
$378,250

OFFICE EQUIPMENT & SUPPLIES --- 0.50%
225,000 Xerox Capital Trust I 225,844
Company Guaranteed Notes
8.000% February 1, 2027
560,000 Xerox Corp 528,500
Senior Notes
6.400% March 15, 2016
$754,344

OIL & GAS --- 9.23%
515,000 Belden & Blake Corp 522,725
Secured Notes
8.750% July 15, 2012
550,000 Chaparral Energy Inc # 547,250
Senior Notes
8.500% December 1, 2015
295,000 Chesapeake Energy Corp 296,844
Company Guaranteed Notes
7.625% July 15, 2013

650,000 Chesapeake Energy Corp 628,875
Senior Notes
7.000% August 15, 2014
200,000 Chesapeake Energy Corp 182,500
Company Guaranteed Notes
6.250% January 15, 2018
50,000 Chesapeake Energy Corp 46,500
Company Guaranteed Notes
6.625% January 15, 2016
216,000 Dresser-Rand Group Inc 206,280
Senior Subordinated Notes
7.375% November 1, 2014
600,000 EXCO Resources Inc 576,000
Company Guaranteed Notes
7.250% January 15, 2011
545,000 El Paso Corp 537,506
Senior Notes
7.000% May 15, 2011
895,000 El Paso Corp 869,269
Senior Notes
7.800% August 1, 2031
800,000 El Paso Corp ^^ 814,000
Notes
7.875% June 15, 2012
600,000 Energy Partners Ltd 577,500
Company Guaranteed Notes
8.750% August 1, 2010
415,000 Forest Oil Corp 424,338
Senior Notes

8.000% December 15, 2011
685,000 Forest Oil Corp 699,556
Senior Notes
8.000% June 15, 2008
175,000 Hanover Compressor Co 182,875
Senior Notes
9.000% June 1, 2014
715,000 Hanover Compressor Co 692,656
Convertible
4.750% March 15, 2008
275,000 Holly Energy Partners LP 251,625
Company Guaranteed Notes
6.250% March 1, 2015
575,000 Kerr-McGee Corp 594,249
Notes
6.875% September 15, 2011
270,000 Mariner Energy Inc # ^^ 259,875
Senior Notes
7.500% April 15, 2013
370,000 Petrohawk Energy Corp # 368,150
Senior Notes
9.125% July 15, 2013
20,000 Pogo Producing Co # 20,050
Senior Subordinated Notes
7.875% May 1, 2013
765,000 Pogo Producing Co ^^ 708,581
Senior Subordinated Notes
6.875% October 1, 2017
85,000 Pride International Inc 85,425

Senior Notes
7.375% July 15, 2014
30,000 SESI LLC # 28,875
Senior Notes
6.875% June 1, 2014
75,000 SemGroup LP # 74,625
Senior Notes
8.750% November 15, 2015
500,000 Stone Energy Corp 505,000
Senior Subordinated Notes
8.250% December 15, 2011
459,000 Swift Energy Co 484,245
Senior Subordinated Notes
9.375% May 1, 2012
550,000 Universal Compression Inc 548,625
Senior Notes
7.250% May 15, 2010
270,000 Whiting Petroleum Corp 255,150
Company Guaranteed Notes
7.000% January 1, 2014


1,765,000 Williams Cos Inc 1,919,438
Notes
8.750% March 15, 2032
$13,908,587

PAPER & FOREST PRODUCTS --- 2.27%
200,000 Abitibi-Consolidated Inc ^^ 182,500
Senior Notes
8.375% April 1, 2015
300,000 Abitibi-Consolidated Inc ^^ 275,250
Notes
7.750% June 15, 2011
765,000 Appleton Papers Inc 772,650
Senior Subordinated Notes
9.750% June 15, 2014
750,000 Domtar Inc 607,500
Notes
5.375% December 1, 2013
915,000 NewPage Corp ^^ 947,025
Senior Subordinated Notes
12.000% May 1, 2013
500,000 Norske Skog Canada Ltd 487,500
Company Guaranteed Notes
8.625% June 15, 2011
145,000 PH Glatfelter Co # 143,132
Company Guaranteed Notes
7.125% May 1, 2016
$3,415,557

PHARMACEUTICALS --- 0.22%
340,000 Angiotech Pharmaceuticals Inc # 324,700
Senior Subordinated Notes
7.750% April 1, 2014

$324,700

POLLUTION CONTROL --- 0.48%
569,000 Allied Waste North America Inc 603,140
Company Guaranteed Notes
9.250% September 1, 2012
125,000 Allied Waste North America Inc ^^ 125,000
Senior Notes
7.875% April 15, 2013
$728,140

PRINTING & PUBLISHING --- 1.34%
450,000 CBD Media Inc 447,750
Company Guaranteed Notes
8.625% June 1, 2011
500,000 Cadmus Communications Corp 495,000
Senior Notes
8.375% June 15, 2014
320,000 Dex Media West 346,798
Senior Subordinated Notes
9.875% August 15, 2013
470,000 PRIMEDIA Inc ^^ 451,200
Company Guaranteed Notes
8.875% May 15, 2011
300,000 Quebecor World Capital Corp # 273,750
Senior Notes
8.750% March 15, 2016
$2,014,498

RAILROADS --- 0.49%
90,000 Grupo Transportacion Ferroviaria Mexicana SA de CV 92,700
Company Guaranteed Notes
10.250% June 15, 2007
575,000 Grupo Transportacion Ferroviaria Mexicana SA de CV 612,375
Senior Notes
9.375% May 1, 2012
30,000 Grupo Transportacion Ferroviaria Mexicana SA de CV 33,075
Senior Notes
12.500% June 15, 2012
$738,150

REAL ESTATE --- 1.61%
500,000 Felcor Lodging LP REIT ++ 530,000
Company Guaranteed Notes
7.520% June 1, 2011
20,000 Forest City Enterprises Inc 20,150
Senior Notes
7.625% June 1, 2015
1,000,000 Host Marriott LP REIT 996,250
Senior Notes
7.125% November 1, 2013
25,000 Host Marriott LP REIT 23,500
Senior Notes
6.375% March 15, 2015
380,000 Host Marriott LP REIT # 362,425
Senior Notes
6.750% June 1, 2016
410,000 Kimball Hill Homes Inc 379,250

Senior Subordinated Notes
10.500% December 15, 2012
125,000 Ventas Realty LP REIT 119,844
Senior Notes
6.500% June 1, 2016
$2,431,419

RESTAURANTS --- 0.46%
250,000 Carrols Corp 250,625
Company Guaranteed Notes
9.000% January 15, 2013
315,000 Denny's Corp Holdings Inc ^^ 313,425
Company Guaranteed Notes
10.000% October 1, 2012
115,000 EPL Finance Corp # 131,388
Senior Unsecured Notes
11.750% November 15, 2013
$695,438

RETAIL --- 2.28%
160,000 AutoNation Inc # 157,600
Company Guaranteed Notes
7.000% April 15, 2014
130,000 AutoNation Inc # ++ 129,350
Company Guaranteed Notes
7.160% April 15, 2013
330,000 Blockbuster Inc ^^ 307,725
Senior Subordinated Notes
9.000% September 1, 2012

435,000 Brookstone Co Inc # ^^ 382,800
Secured Notes
12.000% October 15, 2012
605,000 Delhaize America Inc 663,449
Company Guaranteed Bonds
9.000% April 15, 2031
385,000 FTD Inc 379,225
Company Guaranteed Notes
7.750% February 15, 2014
195,000 Neiman Marcus Group Inc # ^^ 207,188
Senior Subordinated Notes
10.375% October 15, 2015
505,000 Neiman Marcus Group Inc # ^^ 527,725
Senior Unsecured Notes
9.000% October 15, 2015
290,000 Saks Inc ^^ 300,150
Company Guaranteed Bonds
8.250% November 15, 2008
400,000 Suburban Propane Partners LP 374,000
Senior Notes
6.875% December 15, 2013
$3,429,212

SPECIALIZED SERVICES --- 5.20%
535,000 Affinion Group Inc # ^^ 537,675
Company Guaranteed Notes
10.125% October 15, 2013
525,000 Allied Security Escrow 509,250
Senior Subordinated Notes

11.375% July 15, 2011
100,000 Avis Budget Car Rental # 97,000
Senior Notes
7.625% May 15, 2014
300,000 CCM Merger Inc # 283,500
Notes
8.000% August 1, 2013
150,000 Chukchansi Economic Development Authority # 150,938
Senior Notes
8.000% November 15, 2013
100,000 Compagnie Generale de Geophysique SA # 97,750
Company Guaranteed Notes
7.500% May 15, 2015
35,000 Compagnie Generale de Geophysique SA 34,213
Company Guaranteed Notes
7.500% May 15, 2015
275,000 Corrections Corp of America 258,500
Senior Notes
6.250% March 15, 2013
365,000 Education Management LLC # 361,350
Senior Notes
8.750% June 1, 2014
324,000 Global Cash Finance Corp 341,415
Senior Subordinated Notes
8.750% March 15, 2012
1,420,000 Hertz Corp # ^^ 1,505,200
Senior Subordinated Notes
10.500% January 1, 2016
625,000 Iron Mountain Inc 625,000

Company Guaranteed Bonds
8.625% April 1, 2013
550,000 Lamar Media Corp ^^ 508,750
Company Guaranteed Notes
6.625% August 15, 2015
240,000 NationsRent Inc 253,800
Company Guaranteed Notes
9.500% May 1, 2015
300,000 R H Donnelley Corp # 276,000
Senior Discount Notes
6.875% January 15, 2013
175,000 R H Donnelley Corp # 161,000
Senior Discount Notes
6.875% January 15, 2013
725,000 R H Donnelley Corp # ^^ 731,344
Senior Notes
8.875% January 15, 2016
325,000 Scientific Games Corp 303,875
Senior Subordinated Notes
6.250% December 15, 2012
500,000 Vertis Inc 508,750
Secured Notes
9.750% April 1, 2009
300,000 Visant Holding Corp # 289,500
Senior Notes
8.750% December 1, 2013
$7,834,810

TELEPHONE & TELECOMMUNICATIONS --- 7.47%

270,000 American Tower Corp 272,700
Senior Notes
7.500% May 1, 2012
325,000 American Tower Corp ^^ 324,188
Senior Notes
7.125% October 15, 2012
500,000 Centennial Cellular 526,250
Company Guaranteed Notes
10.125% June 15, 2013
510,000 Cincinnati Bell Inc 480,675
Company Guaranteed Notes
7.000% February 15, 2015
55,000 Cincinnati Bell Inc 54,175
Senior Subordinated Notes
8.375% January 15, 2014
465,000 Citizens Communications Co 470,813
Senior Notes
9.000% August 15, 2031
25,000 Dobson Cellular Systems 25,688
Secured Notes
8.375% November 1, 2011
400,000 Hawaiian Telcom Communications Inc ^^ 419,000
Senior Subordinated Notes
12.500% May 1, 2015
1,065,000 Intelsat Bermuda Ltd # 1,091,625
Senior Notes
11.250% June 15, 2016
535,000 Intelsat Bermuda Ltd # 552,388
Company Guaranteed Notes

9.250% June 15, 2016
205,000 Intelsat Ltd 169,125
Notes
7.625% April 15, 2012
825,000 LCI International Inc 822,938
Senior Notes
7.250% June 15, 2007
585,000 NTL Cable PLC ^^ 580,613
Senior Notes
8.750% April 15, 2014
1,400,000 Nextel Communications Inc 1,408,207
Senior Notes
6.875% October 31, 2013
300,000 Nextel Communications Inc 305,363
Senior Notes
7.375% August 1, 2015
340,000 Nordic Telephone Co Holdings # 349,350
Senior Notes
8.875% May 1, 2016
10,000 Qwest Communications International Inc 9,750
Company Guaranteed Notes
7.500% February 15, 2014
965,000 Qwest Corp 834,725
Debentures
6.875% September 15, 2033
165,000 Qwest Corp + 174,075
Step Bond 8.875% - 9.125%
7.660% March 15, 2012
40,000 Rogers Wireless Inc ^^ 40,900

Senior Subordinated Notes
8.000% December 15, 2012
460,000 Rural Cellular Corp 473,225
Senior Notes
9.875% February 1, 2010
365,000 US Unwired Inc 405,150
Secured Notes
10.000% June 15, 2012
450,000 Ubiquitel Operating Co 489,375
Senior Notes
9.875% March 1, 2011
75,000 Wind Acquisition Finance SA # 79,688
Company Guaranteed Notes
10.750% December 1, 2015
870,000 Windstream Corp # 889,575
Senior Notes
8.625% August 1, 2016
$11,249,561


TEXTILES --- 0.66%
475,000 Levi Strauss & Co 524,875
Senior Notes
12.250% December 15, 2012
175,000 Levi Strauss & Co 175,000

Senior Notes
9.750% January 15, 2015
20,000 Levi Strauss & Co # ^^ 19,100
Senior Notes
8.875% April 1, 2016
275,000 Oxford Industries Inc 275,000
Senior Notes
8.875% June 1, 2011
$993,975

TRANSPORTATION --- 0.73%
215,000 OMI Corp 214,463
Senior Notes
7.625% December 1, 2013
850,000 Teekay Shipping Corp 890,375
Senior Notes
8.875% July 15, 2011
$1,104,838

UTILITIES --- 2.73%
150,000 AES Corp 157,500
Senior Notes
8.875% February 15, 2011
105,000 AES Corp 105,525
Senior Notes
7.750% March 1, 2014
1,115,000 AES Corp # 1,198,625
Secured Notes
9.000% May 15, 2015

1,700,000 ANR Pipeline Inc 1,982,788
Debentures
9.625% November 1, 2021
665,000 Transcontinental Gas Pipe Line Corp 671,650
Notes
7.000% August 15, 2011
$4,116,088

TOTAL BONDS --- 97.88% $147,449,813
(Cost $150,729,980)

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

FOREIGN GOVERNMENTS --- 0.01%
Government of Mexico (warrants)
100 (exercise date of 09/01/06 at $35.00) 5,500
100 (exercise date of 10/10/06 at $25.00) 3,800
100 (exercise date of 11/09/06 at $22.50) 2,400

TOTAL COMMON STOCK --- 0.01% $11,700
(Cost $8,250)

PREFERRED STOCK

Shares Value ($)
--------------------------------------------------------------------------------

OIL & GAS --- 0.11%
635 Chesapeake Energy Corp* 163,844

TOTAL PREFERRED STOCK --- 0.11% $163,844
(Cost $158,750)

REPURCHASE AGREEMENTS

3,017,000 Repurchase agreement(Principal Amount/Value $3,017,000
$3,017,000 with a maturity value of $3,018,293) with
Merrill Lynch, 5.14%, dated 06/30/06, to be repurchased
at $3,018,293 on 07/03/06, collateralized by Resolution
Funding, 0.00%, 10/15/12-7/15-27, with a value of $3,018,293.

TOTAL SHORT-TERM INVESTMENTS --- 2.00% $3,017,000
(Cost $3,017,000)

TOTAL MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO --- 100% $150,642,357
(Cost $153,913,980)

Legend
* Non-income Producing Security.
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
** Security in default at June 30, 2006.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date.
Rate disclosed represents effective yield as of June 30, 2006.
++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust
TRAINS - Targeted Return Index Securities Trust
^^ A portion or all of the security is on loan at June 30, 2006.

Currency Abbreviations
EUR - Euro Dollars

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim Salomon Brothers High Yield Bond Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
A	$187,906	0.12%
Baa	5,168,861	3.43%
Ba	42,815,146	28.42%
B	73,283,500	48.66%
C	23,874,132	15.85%
P2	3,017,000	2.00%
Not Rated	2,295,812	1.52%
	150,642,357	100.00%
	$ -
A	$187,906	0.12%
BAA	5,168,861	3.43%
BA	42,815,146	28.42%
B	73,283,500	48.65%
C	23,874,132	15.85%
P2	3,017,000	2.00%
NR	2,120,268	1.41%
COMMON STOCK	11,700	0.01%
PREFERRED STOCK	163,844	0.11%

	150,642,357	100.00%

TOTAL FROM SOI	$150,642,357	$ -

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Salomon Brothers High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2006 were $26,337,002, $26,108,783 and 17.26%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $77,918,472 and $49,036,546, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $153,836,380. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,396,359 and gross depreciation of securities in which there was an excess of tax cost over value of $4,629,972 resulting in net depreciation of $3,233,613.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $23,890,872 and received collateral of $23,999,527 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. The Portfolio had current year deferred post-October capital losses of $28,628.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006